SHARE-BASED COMPENSATION (Option Activity) (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of options
Outstanding at beginning of period	547,322
Options granted	10,584
Options forfeited	(33,052)
Outstanding at end of period	524,854
Exercisable at end of period	219,212
Weighted average exercise price
Outstanding at beginning of period | $ / shares	$ 10.24
Granted | $ / shares	1.51
Forfeited | $ / shares	18.88
Outstanding at end of period | $ / shares	9.52
Exercisable at end of period | $ / shares	$ 19.04
Weighted average remaining contractual life
Outstanding at beginning of period	8 years 7 months 6 days
Outstanding at end of period	8 years 15 days
Exercisable at end of period	6 years 10 months 10 days
RSU [Member]
Number of options
Outstanding at beginning of period	99,530
Granted
Vested	(13,187)
Forfeited	(754)
Outstanding at end of period	85,589